Other operating items (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Gains (Losses) [Abstract]
Other Operating Items
Other operating items comprise the following:

(In US$ millions)	2018	2017	2016
Loss on impairment of goodwill	$(3.2)	$—	$—
Revaluation of contingent consideration	$—	$89.9	$—
Gain on sale of assets	—	0.8	—
Total	$(3.2)	$90.7	$—